PROVISIONS, COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 28, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS, COMMITMENTS AND CONTINGENCIES
PROVISIONS, COMMITMENTS AND CONTINGENCIES
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2023	116	43	159
Acquisition of CCBPI	3	42	45
Charged/(credited) to profit or loss:
Additional provisions recognised	80	5	85
Unused amounts reversed	(3)	(4)	(7)
Utilised during the period	(36)	(3)	(39)
Balance as at 28 June 2024	160	83	243
[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.
Restructuring programmes
In November 2022, the Group announced a new efficiency programme to be delivered by the end of 2028. This programme focusses on further supply chain efficiencies, leveraging global procurement and a more integrated shared service centre model, all enabled by next generation technology including digital tools and data and analytics.
During the first half of 2024, as part of this efficiency programme, the Group announced restructuring proposals resulting in €95 million of recognised costs primarily related to expected severance payments.
Guarantees
As of 28 June 2024, the Group has issued guarantees to third parties of €875 million (31 December 2023: €1,164 million), primarily relating to ongoing litigations and tax matters in certain territories. No significant additional liabilities in the accompanying condensed consolidated interim financial statements are expected to arise from the guarantees issued.
Commitments
As a result of the Acquisition, the Group assumed €27 million related to non-cancellable purchase agreements with various suppliers that are enforceable and legally binding, and that specify a fixed or minimum quantity that we must purchase. In addition, the Group also assumed outstanding capital expenditure purchase orders of approximately €29 million related to the Acquisition.

During the first half of 2024, the Group made a commitment to TCCC to invest €167 million with Microsoft for Azure cloud migration services over a 6 years term. A further €25 million has been committed to Infosys, who will act as a supporting partner. In addition, the Group committed to €141 million of third party warehouse logistics investment in GB.
There have been no other significant changes in commitments since 31 December 2023.
Contingencies
As a result of the Acquisition, the Group recognised a provision of €42 million related to various legal proceedings, measured on a provisional basis.
There have been no other significant changes in contingencies since 31 December 2023.
Refer to Note 22 of the 2023 consolidated financial statements for further details about the Group’s guarantees, commitments and contingencies.